Right-of-use assets and lease liabilities - Narrative (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Leases [Line Items]
Amortization expense	R$ 88,734	R$ 56,236
Interest expense on lease liabilities	R$ 20,268	R$ 16,977	R$ 13,217
Bottom of range
Leases [Line Items]
Term (in years)	3 years
Top of range
Leases [Line Items]
Term (in years)	8 years